CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 637,724	$ 258,495	$ 1,037,955	$ 744,383	$ 8,165,470	$ 1,354,238
Cost of revenues	549,480	233,712	1,033,307	687,941	6,270,508	1,838,367
Gross profit	88,244	24,783	4,648	56,442	1,894,962	(484,129)
Operating expenses:
Selling and marketing expenses	155,547		199,860		3,517,765
General and administrative expenses	974,164	886,086	2,265,934	1,800,530	4,970,616	4,271,965
Loss from operations	(1,041,467)	(861,303)	(2,461,146)	(1,744,088)	(6,593,419)	(4,756,094)
Other (income) expense:
Warrant revaluation	(14,758,437)	6,089,324	(5,429,786)	5,565,771	(5,452,436)	1,935,256
Loss on extinguishment of debt		2,950,513		2,950,513	2,950,513
Revaluation of derivative liability		(61,677)		(209,351)	(209,351)
Registration Rights Penalty						156,000
Interest expenses (income), net						(10,440)
Other income	(572)	(1,199)	(3,634)	(1,426)	(10,076)	(25,407)
Interest expense	786,517	2,257,603	787,227	2,374,674	4,181,642	63,212
Interest expense - related party		3,208		22,201	23,271	104,783
Total other (income) expense	(13,972,492)	11,237,772	(4,646,193)	10,702,382	1,483,563	2,223,404
Income (loss) before income taxes	12,931,025	(12,099,075)	2,185,047	(12,446,470)	(8,076,982)	(6,979,498)
Provision for income taxes
Net income (loss)	$ 12,931,025	$ (12,099,075)	$ 2,185,047	$ (12,446,470)	$ (8,076,982)	$ (6,979,488)
Income /(loss) per common share
Basic	$ 0.4	$ (1.02)	$ 0.07	$ (1.08)
Diluted	$ 0.37	$ (1.02)	$ 0.06	$ (1.08)
Loss per common share - basic and diluted					$ (0.4)	$ (0.7)
Weighted-average number of common shares outstanding:
Basic	32,370,784	11,919,771	32,191,549	11,495,820
Diluted	34,873,579	11,919,771	34,491,919	11,495,820
Weighted-average number of common shares outstanding - basic and diluted					20,240,435	9,923,596